Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Detail) - Interest Rate Swap [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Derivative [Line Items]
Derivative, Variable Interest Rate	2.40%
LIBOR
Derivative [Line Items]
Derivative, Notional Amount	$ 50,000
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 3,709
Weighted-Average Remaining Term (years)	2 years
Derivative, Fixed Interest Rate	0.76%